BORROWINGS - Schedule of Borrowings by Company (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Amount	$ 297,908,081	$ 224,818,416
- Ferrosur Roca S.A.
Disclosure of detailed information about borrowings [line items]
Amount	14,392,213	6,410,413
- Loma Negra C.I.A.S.A.
Disclosure of detailed information about borrowings [line items]
Amount	$ 283,515,868	$ 218,408,003